Note 5 - Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies Abstract
Significant Influence About Associates	between 20 and 50 percent
Useful Lives of Buildings	as informed in the technical appraisal as of January 1, 2017
Useful Lives of Furniture and facilities	10 years
Useful Lives of Equipment	3-5 years
Useful Lives of Automobiles	5 years
Useful Lives of Information Systems	5 years